Accounts, other receivables, and customer advance (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 07, 2021
IfrsStatementLineItems [Line Items]
Advance amount receivable	$ 3,631,052			$ 6,000,000
Publisher advance amount	6,000,000
Repayments on advance deducted from payables to customer	$ 2,368,948
Frankly Media LLC [member]
IfrsStatementLineItems [Line Items]
Advance amount receivable		$ 1,000,000	$ 1,000,000	$ 4,000,000